GE Royalty Obligation (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2014	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Licensing payments		$ 218,933	$ 127,570	$ 356,016	$ 220,483
Licensing Agreements [Member]
Licensing agreement	$ 12,000,000			$ 10,946,406		$ 11,302,423